UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                     Form 13F

                                                Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30,
1999

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                          [ ] is a restatement.
                                                           [ ] adds new holdings
                                                                  entries.
Institutional Investment Manager Filing this Report.

Name:             Pichin Corp. (as sponsor of the TWA Retirement Plans)
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

File 13F File Number:  28-3758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gail Golden
Title:            Vice President and Secretary
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Gail Golden                                New York, New York       11/12/99
[Signature]                                          [City, State]        [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ] 13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)













































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                                               Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       75

Form 13F Information Table Value Total:                                $313,747
                                                                     (thousands)


List of Other Included Managers:  None


































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

                           FORM 13F INFORMATION TABLE
                     AS OF SEPTEMBER 30, 1999 (SEC USE ONLY)
                        NAME OF REPORTING MANAGER:  Pichin Corp. (as Sponsor of the TWA Retirement Plan)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None



AFLAC Inc.      Com        001055102   7,695     183,750    X                                      183,750

AT&T Corp.      Com        001957109  13,050     300,000    X                                      300,000

American        Com        025816109  13,500     100,000    X                                      100,000
  Express Co.

Ascent          Com        043628106   1,680     122,200    X                                      122,200
  Entmt Group
  Inc.

BCE Inc.        Com        05534B109   9,963     200,000    X                                      200,000

BHC             Cl A       055448104     311       2,230    X                                        2,230
  Communications
  Inc.

BP Amoco        Sponsored  055622104   1,980      17,865    X                                       17,865
  P L C         ADR

Baker Hughes    Com        057224107   2,900     100,000    X                                      100,000
  Inc.

Bank One        Com        06423A103   4,041     116,068    X                                      116,068
  Corp.

Bankamerica     Com        060505104     719      12,918    X                                       12,918
  Corp.

CBS Corp.       Com        12490K107     463      10,000    X                                       10,000

Canadian PAC
  Ltd. New      Com        135923100   4,563     200,000    X                                      200,000

Chevron         Com        166751107     462       5,200    X                                        5,200
  Corporation

City Investing  Unit Ben   177900107      71      55,700    X                                       55,700
  Co. Liq. Tr.  Int

Coca Cola
  Enterprises
  Inc.          Com        191219104   6,769     300,000    X                                      300,000

Comsat Corp.    Com Ser I  20564D107   3,341     112,780    X                                      112,780

Conoco Inc.     Cl B       208251405  10,088     368,526    X                                      368,526

Corning Inc.    Com        219350105  13,713     200,000    X                                      200,000

Covance Inc.    Com        222816100     484      50,000    X                                       50,000

Delphi          Com        247126105   2,245     139,786    X                                      139,786
Automotive
Sys. Corp.

DuPont E.I.
  De Nemours
  & Co.         Com        263534109  10,592     175,076    X                                      175,076

El Paso Energy
  Corp. Del.    Com        283905107     936      23,250    X                                       23,250

Emerging Mkts
  Telecommuni-
  cations       Com        290887108     256      25,000    X                                       25,000

Emerging Mkts
  Infras-
  tructure      Com        290921105     127      14,774    X                                       14,774





FDX Corp.       Com        31304N107     846      21,760    X                                       21,760

General Mtrs.
  Corp.         Com        370442105  12,588     200,000    X                                      200,000

Golden West
  Finl Corp.
  Del.          Com        381317106   2,949      30,000    X                                       30,000








Hewlett Packard
  Co.           Com        428236103   1,379      15,200    X                                       15,200

Home Depot
  Inc.          Com        437076102   1,062      15,482    X                                       15,482

Imperial Oil
  Ltd.          Com New    453038408     431      20,718    X                                       20,718

International
  Business
  Machines      Com        459200101  48,400     400,000    X                                      400,000

Isco Inc.       Com        464268101     250      55,545    X                                       55,545

IT Group Inc.   Com        465266104     524      54,780    X                                       54,780

Kaneb Services
  Inc.          Com        484170105     497     103,300    X                                      103,300

Kerr McGee
  Corp.         Com        492386107   4,086      74,200    X                                       74,200

Keycorp New     Com        493267108     578      22,400    X                                       22,400

Koninklijke     Sponsored  500472204  18,584     184,000    X                                      184,000
  Philips       ADR New
  Electrs NV

Lehman Bros
  Hldgs Inc.    Com        524908100   1,751      30,000    X                                       30,000

Lockheed
Martin Corp.    Com        539830109   5,363     164,056    X                                      164,056

Lucent Tech-
nologies Inc.   Com        549463107  16,820     259,264    X                                      259,264

Magna Intl
  Inc.          Cl A       559222401   4,969     100,000    X                                      100,000

Martin
  Marietta
  Matls Inc.    Com        573284106   3,388      84,827    X                                       84,827

Merck & Co.
  Inc.          Com        589331107   1,167      18,000    X                                       18,000

Mitchell
  Energy &
  Dev Corp.     CL A       606592202   1,179      48,250    X                                       48,250

Mitchell
  Energy &
  Dev Corp.     CL B       606592301   1,134      48,250    X                                       48,250

Morgan J P &
  Co., Inc.     Com        616880100     206       1,800    X                                        1,800

Morgan Stanley
  India
  Invt Fd       Com        61745C105     135      10,151    X                                       10,151

Motorola Inc.   Com        620076109   1,320      15,000    X                                       15,000

NCR Corp. New   Com        62886E108     413      12,500    X                                       12,500

NL Inds Inc.    Com New    629156407     884      70,000    X                                       70,000

National
  Computer Sys
  Inc.          Com        635519101   4,601     120,000    X                                      120,000

Newport News
  Shipbuilding
  Inc.          Com        652228107     808      25,000    X                                       25,000

Occidental Pete
  Corp. Del     Com        674599105   1,850      80,000    X                                       80,000

Omnicom Group
  Inc.          Com        681919106   4,751      60,000    X                                       60,000

Pall Corp.      Com        696429307   1,190      51,300    X                                       51,300

Parker
  Drilling Co.  Com        701081101     555     125,000    X                                      125,000

Penn Traffic
  Co. New       Com New    707832200     566      66,581    X                                       66,581






Pioneer
  Hi Bred
  Intl Inc.     Com        723686101     429      10,800    X                                       10,800

Quest
  Diagnostics
  Inc.          Com        74834L100     650      25,000    X                                       25,000

Raytheon Co.    CL A       755111309     619      12,754    X                                       12,754

Repsol A A      Sponsored  76026T205     479      24,000    X                                       24,000
                ADR

San Juan        Unit       798241105     675      76,100    X                                       76,100
  Basin Rty Tr  BenInt

Savoir
  Technology
  Group Inc.    Com        80533W107     759      90,000    X                                       90,000

Sbarro Inc.     Com        805844107     432      15,000    X                                       15,000







Sentry
  Technology
  Corp.         Com        81731K101       8      30,776    X                                       30,776

Shell Trans &   New Yrk    822703609     819      18,000    X                                       18,000
  Trading PLC   Sh New

Telefonos de    SP ADR
  Mexico SA     ORDL       879403780   3,634      51,000    X                                       51,000

Tenneco
  Inc. New      Com        88037E101   2,125     125,000    X                                      125,000

US Bancorp
  Del           Com        902973106   7,206     238,701    X                                      238,701

Ultramar
  Diamond
  Shamrock
  Corp.         Com        904000106   3,121     122,400    X                                      122,400

Unionbancal
  Corp.         Com        908906100     897      24,750    X                                       24,750

Unisys Corp.    Com        909214108  32,191     713,382    X                                      713,382

United
  Television
  Inc.          Com        913066106   2,717      24,100    X                                       24,100

Weatherford
  Intl Inc.     Com        947074100     827      25,840    X                                       25,840

Winebago
  Inds Inc.     Com        974637100     986      41,200    X                                       41,200

                TOTAL                313,747











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